Vessel Operating and Supervision Costs (Tables)	6 Months Ended
Jun. 30, 2020
Vessel Operating and Supervision Costs
Schedule of vessel operating and supervision costs

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Crew wages and vessel management employee costs	19,733	20,548	39,344	40,936
Technical maintenance expenses	8,597	7,583	17,125	17,304
Other vessel operating expenses	5,028	4,474	9,859	9,417
Total	33,358	32,605	66,328	67,657